Securities Available for Sale, Unrealized Loss Position, by Credit Rating (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	$ (3,169)	$ (2,711)
Fair value	222,613	172,654
Investment Grade [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(1,859)	(1,480)
Fair value	45,405	27,477
Non-investment Grade [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(1,301)	(1,230)
Fair value	8,147	7,177
Debt Securities [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(3,106)	(2,621)
Fair value	219,196	167,465
Debt Securities [Member] | Investment Grade [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(1,806)	(1,399)
Fair value	44,572	26,150
Debt Securities [Member] | Non-investment Grade [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(1,300)	(1,222)
Fair value	8,134	7,075
US Treasury and Government [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(11)	(15)
Fair value	6,968	1,604
US Treasury and Government [Member] | Investment Grade [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(11)	(15)
Fair value	5,473	544
US Treasury and Government [Member] | Non-investment Grade [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	0	0
Fair value	0	0
US States and Political Subdivisions [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(883)	(837)
Fair value	32,593	18,654
US States and Political Subdivisions [Member] | Investment Grade [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(781)	(722)
Fair value	12,093	8,423
US States and Political Subdivisions [Member] | Non-investment Grade [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(102)	(115)
Fair value	756	539
Mortgage Backed Securities [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(1,352)	(1,220)
Fair value	132,740	115,794
Mortgage Backed Securities [Member] | Investment Grade [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(478)	(418)
Fair value	11,795	13,730
Mortgage Backed Securities [Member] | Non-investment Grade [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(874)	(802)
Fair value	5,591	5,478
Federal agencies [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(10)	(96)
Fair value	96,754	82,037
Federal agencies [Member] | Investment Grade [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(10)	(96)
Fair value	3,019	8,163
Federal agencies [Member] | Non-investment Grade [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	0	0
Fair value	0	0
Residential [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(414)	(489)
Fair value	17,836	20,203
Residential [Member] | Investment Grade [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(39)	(23)
Fair value	2,503	888
Residential [Member] | Non-investment Grade [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(375)	(466)
Fair value	4,717	4,575
Commercial [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(928)	(635)
Fair value	18,150	13,554
Commercial [Member] | Investment Grade [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(429)	(299)
Fair value	6,273	4,679
Commercial [Member] | Non-investment Grade [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(499)	(336)
Fair value	874	903
Corporate debt securities [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(286)	(37)
Fair value	18,404	10,279
Corporate debt securities [Member] | Investment Grade [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(165)	(22)
Fair value	7,156	330
Corporate debt securities [Member] | Non-investment Grade [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(121)	(15)
Fair value	1,118	304
Collateralized debt obligations [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(349)	(229)
Fair value	8,599	4,778
Collateralized debt obligations [Member] | Investment Grade [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(185)	(42)
Fair value	4,597	613
Collateralized debt obligations [Member] | Non-investment Grade [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(164)	(187)
Fair value	284	522
Other Debt Securities [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(225)	(283)
Fair value	19,892	16,356
Other Debt Securities [Member] | Investment Grade [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(186)	(180)
Fair value	3,458	2,510
Other Debt Securities [Member] | Non-investment Grade [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(39)	(103)
Fair value	385	232
Equity Securities [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(63)	(90)
Fair value	3,417	5,189
Perpetual preferred securities [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(54)	(89)
Fair value	2,527	3,832
Perpetual preferred securities [Member] | Investment Grade [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(53)	(81)
Fair value	833	1,327
Perpetual preferred securities [Member] | Non-investment Grade [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(1)	(8)
Fair value	$ 13	$ 102